AltShares Merger Arbitrage ETF	Portfolio of Investments
August 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 94.40%
Advertising - 0.40%
SharpSpring, Inc.(a)	1,812	$30,985

Aerospace & Defense - 1.74%
Aerojet Rocketdyne Holdings, Inc.(b)	3,276	136,019

Banks - 6.65%
1st Constitution Bancorp(b)	1,829	40,988
Altabancorp(b)	839	34,835
Atlantic Capital Bancshares, Inc.(a)(b)	3,000	72,690
Bank of Commerce Holdings(b)	2,144	30,573
Century Bancorp, Inc., Class A(b)	214	24,467
CIT Group, Inc.	1,930	106,961
Community Bankers Trust Corp.(b)	2,412	27,039
Enterprise Financial Services Corp.	531	23,847
Flagstar Bancorp, Inc.(b)	2,407	119,050
Mackinac Financial Corp.	933	19,742
Select Bancorp, Inc.(a)	1,196	19,806
		519,998
Biotechnology - 1.99%
Translate Bio, Inc.(a)	4,153	155,322

Chemicals - 4.79%
Atotech Ltd.(a)(b)	4,285	102,626
Ferro Corp.(a)	5,551	115,461
W R Grace & Co.(b)	2,244	156,272
		374,359
Commercial Services - 3.49%
GP Strategies Corp.(a)(b)	3,821	79,018
IHS Markit Ltd.(b)	1,608	193,925
		272,943
Computers & Computer Services - 3.15%
Avast Plc(c)	16,190	133,063
Equiniti Group Plc(a)(c)	2,838	6,976
ExOne Co. (The)(a)	4,336	106,449
		246,488
Construction Materials - 1.23%
Forterra, Inc.(a)	1,309	30,159
Select Interior Concepts, Inc., Class A(a)	4,650	66,309
		96,468
Distribution/Wholesale - 1.60%
Core-Mark Holding Co., Inc.	2,710	124,660

Diversified Financial Services - 0.37%
Arrow Global Group Plc(a)	2,310	9,670
Marlin Business Services Corp.	851	18,935
		28,605

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 94.40% (Continued)
Electric - 1.52%
PNM Resources, Inc.(b)	2,406	$119,097

Electronics - 1.97%
Coherent, Inc.(a)(b)	610	154,129

Entertainment - 2.98%
Golden Nugget Online Gaming, Inc.(a)	7,095	153,252
Great Canadian Gaming Corp.(a)	2,284	79,745
		232,997
Environmental Control - 1.69%
Covanta Holding Corp.(b)	6,592	132,170

Food - 2.04%
Sanderson Farms, Inc.	812	159,558

Forest Products & Paper - 1.99%
Domtar Corp.(a)(b)	2,839	155,662

Healthcare - Products - 2.62%
Intersect ENT, Inc.(a)	4,810	130,880
Soliton, Inc.(a)	3,513	73,878
		204,758
Healthcare - Services - 3.84%
Magellan Health, Inc.(a)(b)	1,047	99,067
PPD, Inc.(a)(b)	4,349	201,402
		300,469
Insurance - 1.28%
State Auto Financial Corp.(b)	1,980	100,148

Internet - 6.70%
Proofpoint, Inc.(a)(b)	1,143	201,168
Score Media and Gaming, Inc., Class A(a)	4,654	166,008
Stamps.com, Inc.(a)	476	156,557
		523,733
Machinery - Diversified - 1.70%
Welbilt, Inc.(a)	5,674	132,772

Media - 1.28%
Shaw Communications, Inc., Class B	3,403	100,149

Mining - 0.43%
Millennial Lithium Corp.(a)	12,862	33,438

Miscellaneous Manufacturing - 0.85%
Lydall, Inc.(a)(b)	1,074	66,567

Oil & Gas - 1.93%
Extraction Oil & Gas, Inc.(a)	1,738	79,131
Vine Energy, Inc., Class A(a)	4,809	71,510
		150,641

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 94.40% (Continued)
Pipelines - 0.88%
Enable Midstream Partners LP(a)	8,921	$69,049

Real Estate - 2.27%
Deutsche Wohnen SE	2,860	177,492

Real Estate Investment Trusts - 4.91%
New Senior Investment Group, Inc.(b)	7,821	68,277
QTS Realty Trust, Inc., Class A(b)	2,015	157,170
VEREIT, Inc.(b)	3,129	158,109
		383,556
Retail - 1.30%
J Alexander's Holdings, Inc.(a)(b)	2,537	35,315
Sportsman's Warehouse Holdings, Inc.(a)(b)	3,757	66,649
		101,964
Savings & Loans - 2.79%
Investors Bancorp, Inc.	10,513	150,441
Meridian Bancorp, Inc.(b)	3,242	67,369
		217,810
Semiconductors - 5.97%
Analog Devices, Inc.	630	102,659
Dialog Semiconductor Plc(a)	1,260	100,423
Telit Communications Plc(a)	11,091	34,995
Xilinx, Inc.(b)	1,470	228,717
		466,794
Software - 15.27%
Change Healthcare, Inc.(a)(b)	7,020	153,247
Cloudera, Inc.(a)(b)	8,281	131,916
Cornerstone OnDemand, Inc.(a)(b)	2,762	158,262
Five9, Inc.(a)	860	136,078
Inovalon Holdings, Inc., Class A(a)	3,274	133,743
Medallia, Inc.(a)	4,652	157,098
Nuance Communications, Inc.(a)(b)	2,845	156,617
QAD, Inc., Class A(b)	761	66,215
Sumo Group Plc(a)	14,819	100,240
		1,193,416
Telecommunications - 0.85%
ORBCOMM, Inc.(a)(b)	5,779	66,401

Transportation - 1.93%
Kansas City Southern(b)	537	150,720

TOTAL COMMON STOCKS (Cost $7,305,157)		7,379,337

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2021 (unaudited)

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 3.58%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	0.026	%(d)	197,888	$197,888
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.069	%(d)	82,204	82,204
				280,092

TOTAL SHORT-TERM INVESTMENTS (Cost $280,092)				280,092

Total Investments - 97.98% (Cost $7,585,249)				7,659,429

Other Assets in Excess of Liabilities - 2.02%(e)				158,047

NET ASSETS - 100.00%				$7,817,476

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Security, or a portion of security, is being held as collateral for short sales or forward foreign currency exchange contracts. At August 31, 2021, the aggregate fair market value of those securities was $2,890,552, representing 36.98% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2021, these securities had a total value of $140,039 or 1.79% of net assets.
(d)	Rate shown is the 7-day effective yield as of August 31, 2021.
(e)	Includes cash held as collateral for short sales and written option contracts.

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Monthly	Analog Devices, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	$—	$—	$—	USD	102,659	$—
Morgan Stanley & Co./ Monthly	Advanced Micro Devices, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	280,564	—

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2021 (unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Monthly	Bonanza Creek Energy, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	$—	$—	$—	USD	79,121	$—
Morgan Stanley & Co./ Monthly	Citizens Financial Group, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	136,712	—
Morgan Stanley & Co./ Monthly	Chesapeake Energy Corp.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	66,693	—
Morgan Stanley & Co./ Monthly	Columbia Banking System, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	31,197	—
Morgan Stanley & Co./ Monthly	DraftKings, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	153,561	—
Morgan Stanley & Co./ Monthly	Desktop Metal, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	63,063	—
Morgan Stanley & Co./ Monthly	Enterprise Financial Services Corp.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	23,847	—
Morgan Stanley & Co./ Monthly	Energy Transfer LP	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	71,312	—
Morgan Stanley & Co./ Monthly	First Bancorp	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	20,379	—

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2021 (unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Monthly	First Citizen BancShares, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	$—	$—	$—	USD	107,724	$—
Morgan Stanley & Co./ Monthly	Glacier Bancorp, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	35,737	—
Morgan Stanley & Co./ Monthly	II-VI, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	34,954	—
Morgan Stanley & Co./ Monthly	Independent Bank Corp.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	68,416	—
Morgan Stanley & Co./ Monthly	Lakeland Bancorp, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	41,930	—
Morgan Stanley & Co./ Monthly	MKS Instruments, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	34,882	—
Morgan Stanley & Co./ Monthly	Nicolet Bankshares, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	15,664	—
Morgan Stanley & Co./ Monthly	NortonLifeLock, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	12,988	—
Morgan Stanley & Co./ Monthly	New York Community Bancorp, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	121,006	—

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2021 (unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Monthly	Realty Income Corp.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	$—	$—	$—	USD	159,317	$—
Morgan Stanley & Co./ Monthly	Penn National Gaming, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	90,508	—
Morgan Stanley & Co./ Monthly	Performance Food Group Co.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	59,912	—
Morgan Stanley & Co./ Monthly	S&P Global, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	202,826	—
Morgan Stanley & Co./ Monthly	South State Corp.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	74,066	—
Morgan Stanley & Co./ Monthly	United Bankshares, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	27,792	—
Morgan Stanley & Co./ Monthly	Ventas, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	68,303	—
Morgan Stanley & Co./ Monthly	Zoom Video Communications, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	137,802	—
Morgan Stanley & Co./ Monthly	Arrow Global Group Plc	Paid 1 Month SONIA Plus 179 bps (1.800%)	07/08/2022	—	—	—	GBP	18,404	—
Morgan Stanley & Co./ Monthly	Charles Stanley Group Plc	Paid 1 Month SONIA Plus 135 bps (1.400%)	07/08/2022	—	—	—	GBP	22,338	—

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2021 (unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Monthly	Equiniti Group Plc	Paid 1 Month SONIA Plus 150 bps (1.550%)	07/08/2022	$—	$—	$—	GBP	51,854	$—
Morgan Stanley & Co./ Monthly	Ultra Electronics Holdings Plc	Paid 1 Month SONIA Plus 90 bps (0.950%)	07/08/2022	—	—	—	GBP	93,306	—
						$—			$—

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2021 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	45,680	USD	35,914	Morgan Stanley & Co.	09/15/2021	$291
USD	482,853	CAD	591,810	Morgan Stanley & Co.	09/15/2021	13,787
EUR	71,390	USD	83,895	Morgan Stanley & Co.	09/15/2021	420
USD	581,440	EUR	479,610	Morgan Stanley & Co.	09/15/2021	15,001
GBP	20,200	USD	27,597	Goldman Sachs & Co.	09/15/2021	176
GBP	20,100	USD	27,545	Morgan Stanley & Co.	09/15/2021	91
USD	279,174	GBP	201,200	Morgan Stanley & Co.	09/15/2021	2,546
USD	36,795	SEK	305,580	Morgan Stanley & Co.	09/15/2021	1,380
						$33,692

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	278,020	USD	221,796	Morgan Stanley & Co.	09/15/2021	$(1,439)
EUR	171,590	USD	205,081	Morgan Stanley & Co.	09/15/2021	(2,426)
GBP	47,200	USD	65,454	Morgan Stanley & Co.	09/15/2021	(559)
SEK	305,580	USD	35,465	Morgan Stanley & Co.	09/15/2021	(51)
						$(4,475)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United Kingdom	7.02%
Canada	4.86%
Germany	2.27%
Czech Republic	1.70%
United States	82.13%
Other Assets in Excess of Liabilities	2.02%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2021 (unaudited)

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
CAD - Canadian dollar
EUR - Euro
GBP - British pound
LP - Limited Partnership
Ltd. - Limited
Plc - Public Limited Company
SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States
SEK - Swedish krona
SONIA - Sterling OverNight Index Average
S&P - Standard & Poor's
USD - United States Dollar

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2021 (unaudited)

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Advertising	$30,985	$—	$—	$30,985
Aerospace & Defense	136,019	—	—	136,019
Banks	519,998	—	—	519,998
Biotechnology	155,322	—	—	155,322
Chemicals	374,359	—	—	374,359
Commercial Services	272,943	—	—	272,943
Computers & Computer Services	246,488	—	—	246,488
Construction Materials	96,468	—	—	96,468
Distribution/Wholesale	124,660	—	—	124,660
Diversified Financial Services	28,605	—	—	28,605
Electric	119,097	—	—	119,097
Electronics	154,129	—	—	154,129
Entertainment	232,997	—	—	232,997
Environmental Control	132,170	—	—	132,170
Food	159,558	—	—	159,558
Forest Products & Paper	155,662	—	—	155,662
Healthcare - Products	204,758	—	—	204,758
Healthcare - Services	300,469	—	—	300,469
Insurance	100,148	—	—	100,148
Internet	322,565	201,168	—	523,733
Machinery - Diversified	132,772	—	—	132,772
Media	100,149	—	—	100,149
Mining	33,438	—	—	33,438
Miscellaneous Manufacturing	66,567	—	—	66,567
Oil & Gas	150,641	—	—	150,641
Pipelines	69,049	—	—	69,049
Real Estate	177,492	—	—	177,492
Real Estate Investment Trusts	226,386	157,170	—	383,556
Retail	101,964	—	—	101,964
Savings & Loans	217,810	—	—	217,810
Semiconductors	331,376	135,418	—	466,794
Software	1,193,416	—	—	1,193,416
Telecommunications	66,401	—	—	66,401
Transportation	150,720	—	—	150,720
Short-Term Investments	280,092	—	—	280,092
TOTAL	$7,165,673	$493,756	$—	$7,659,429

Other Financial Instruments*
Assets
Forward Foreign Currency Exchange Contracts	$—	$33,692	$—	$33,692
Equity Swaps	0	—	—	0
Liabilities
Forward Foreign Currency Exchange Contracts	—	(4,475)	—	(4,475)
TOTAL	$—	$29,217	$—	$29,217

*	Other financial instruments are instruments such as equity swaps and forward foreign currency exchange contracts.